Leases - Summary of Operating Leases in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Operating lease assets	$ 24,187	$ 24,459	$ 26,015
Total lease assets		24,459	26,015
Liabilities
Current lease liabilities	2,139	2,036	2,592
Noncurrent lease liabilities	$ 32,952	30,969	25,819
Total lease liabilities		$ 33,005	$ 28,411